Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 978.86
Total Fee Amount	978.86
Total Transaction Valuation	7,088,068.60	[1]
Total Offset Amount	(0)
Net Fee	$ 0.00
Offset Table N/A	N/A

[1]	Calculated as the aggregate maximum value of Shares being purchased. The fee of $978.86 was paid in connection with the filing of the Schedule TO-I by Princeton Everest Fund (File No. 005-90120) on December 19, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.